Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 8,368	$ 10,881	$ 1,732
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	2,406	5,274	1,235
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	3,631	1,968	382
Other operating expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 2,331	$ 3,639	$ 115